Composition of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,880	$ 3,537	$ 3,081
Less accumulated depreciation	1,559	1,389	1,809
Depreciated cost	2,321	2,148	1,272
Computers and Related Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,360	2,293	2,040
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	709	557	575
Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	811	687	406
Trade Show Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			$ 60